Cover	Jun. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 28, 2021
Entity Registrant Name	Nuverra Environmental Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33816
Entity Tax Identification Number	26-0287117
Entity Address, Address Line One	6720 N. Scottsdale Road
Entity Address, Address Line Two	Suite 190
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85253
City Area Code	602
Local Phone Number	903-7802
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	NES
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001403853
Amendment Flag	false